Other comprehensive income (loss) - Components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		$ 1,753	$ 536	$ 1,255
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		(126)	(301)	(182)
After-tax amount
Total other comprehensive income (loss), net of tax	[1]	1,627	235	1,073
Foreign currency translation
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		381	(29)	204
Total other comprehensive income (loss), Pre-tax amount		381	(29)	204
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		205	(162)	68
Total other comprehensive income (loss), Tax (expense) benefit		205	(162)	68
After-tax amount
Other comprehensive income (loss), After-tax amount		586	(191)	272
Total other comprehensive income (loss), net of tax		586	(191)	272
Unrealized gain (loss) on assets available-for-sale
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		1,242	489	1,100
Reclassification adjustment, Pre-tax amount		80	85	68
Total other comprehensive income (loss), Pre-tax amount		1,322	574	1,168
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(302)	(124)	(271)
Reclassification adjustment, Tax (expense) benefit		(21)	(21)	(16)
Total other comprehensive income (loss), Tax (expense) benefit		(323)	(145)	(287)
After-tax amount
Other comprehensive income (loss), After-tax amount		940	365	829
Reclassification adjustment, After-tax amount		59	64	52
Total other comprehensive income (loss), net of tax		999	429	881
Defined benefit plans
Pre-tax amount
Reclassification adjustment, Pre-tax amount		30	14	(18)
Total other comprehensive income (loss), Pre-tax amount		61	(1)	(126)
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		(8)	(2)	8
Total other comprehensive income (loss), Tax (expense) benefit		(11)	4	40
After-tax amount
Reclassification adjustment, After-tax amount		22	12	(10)
Total other comprehensive income (loss), net of tax		50	3	(86)
Prior service cost arising during the period
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(42)	0	0
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		11	0	0
After-tax amount
Other comprehensive income (loss), After-tax amount		(31)	0	0
Net gain (loss) arising during the period
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		73	(15)	(107)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(14)	6	32
After-tax amount
Other comprehensive income (loss), After-tax amount		59	(9)	(75)
Foreign exchange adjustment
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		0	0	(1)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		0	0	0
After-tax amount
Other comprehensive income (loss), After-tax amount		0	0	(1)
Unrealized gain (loss) on cash flow hedges
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(24)	(1)	7
Reclassification adjustment, Pre-tax amount		13	(7)	2
Total other comprehensive income (loss), Pre-tax amount		(11)	(8)	9
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		6	0	(2)
Reclassification adjustment, Tax (expense) benefit		(3)	2	(1)
Total other comprehensive income (loss), Tax (expense) benefit		3	2	(3)
After-tax amount
Other comprehensive income (loss), After-tax amount		(18)	(1)	5
Reclassification adjustment, After-tax amount		10	(5)	1
Total other comprehensive income (loss), net of tax		(8)	(6)	6
Unrealized gain (loss) on cash flow hedges | Investment And Other Revenue
Pre-tax amount
Reclassification adjustment, Pre-tax amount		6	(2)	2
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		(1)	1	(1)
After-tax amount
Reclassification adjustment, After-tax amount		5	(1)	1
Unrealized gain (loss) on cash flow hedges | Staff expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount		7	(5)	0
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		(2)	1	0
After-tax amount
Reclassification adjustment, After-tax amount		$ 5	$ (4)	$ 0

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,621 million for the year ended Dec. 31, 2025, $237 million for the year ended Dec. 31, 2024 and $1,073 million for the year ended Dec. 31, 2023.